Related parties (Detail 5) - UBS AG - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Receivables
Loans and advances to customers		$ 1,255	$ 1,161
Financial assets at fair value held for trading		180	139
Other financial assets measured at amortized cost		60	105
Payables
Customer deposits		2,314	2,152
Funding from UBS Group AG and its subsidiaries	[1],[2],[3]	47,866	41,202
Other financial liabilities measured at amortized cost		1,829	$ 1,711
Other financial liabilities designated at fair value	[4]	$ 217

[1]	All balances in 2019 are against UBS Group AG as counterparty. Prior year balances were against UBS Group Funding (Switzerland) AG as counterparty
[2]	Represents funding from UBS Group AG to UBS AG.
[3]	UBS AG has also recognized funding from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 22b for more information.
[4]	Represents funding recognized from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 22b for more information.